ALLOWANCE FOR LOAN LOSSES (Schedule of Primary Segments of Allowance for Loan Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	$ 234	$ 307	$ 385
Charge-offs			(10)
Recoveries
Provisions	$ 70	$ (73)	(68)
ALLL balance at June 30	$ 304	234	307
Individually evaluated for impairment				$ 15
Collectively evaluated for impairment	$ 304			219
Total ALLL balance	304	307	307	$ 234
1 - 4 Family [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	$ 103	$ 47
Charge-offs
Recoveries
Provisions	$ 22	$ 56
ALLL balance at June 30	$ 125	103	47
Individually evaluated for impairment
Collectively evaluated for impairment	$ 125			$ 103
Total ALLL balance	125	47	47	$ 103
Construction [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	$ 14	$ 117
Charge-offs
Recoveries
Provisions	$ 49	$ (103)
ALLL balance at June 30	$ 63	14	117
Individually evaluated for impairment
Collectively evaluated for impairment	$ 63			$ 14
Total ALLL balance	63	117	117	$ 14
Land Acquisition & Development [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	$ 5	$ 8
Charge-offs
Recoveries
Provisions	$ 4	$ (3)
ALLL balance at June 30	$ 9	5	8
Individually evaluated for impairment
Collectively evaluated for impairment	$ 9			$ 5
Total ALLL balance	9	8	8	$ 5
Multi-family [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	$ 12	$ 14
Charge-offs
Recoveries
Provisions	$ 18	$ (2)
ALLL balance at June 30	$ 30	12	14
Individually evaluated for impairment
Collectively evaluated for impairment	$ 30			$ 12
Total ALLL balance	30	14	14	$ 12
Commercial [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	$ 45	$ 57
Charge-offs
Recoveries
Provisions	$ (11)	$ (12)
ALLL balance at June 30	$ 34	45	57
Individually evaluated for impairment
Collectively evaluated for impairment	$ 34			$ 45
Total ALLL balance	34	57	57	45
Consumer Loans [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	$ 47	$ 53
Charge-offs
Recoveries
Provisions	$ (10)	$ (6)
ALLL balance at June 30	$ 37	47	53
Individually evaluated for impairment				15
Collectively evaluated for impairment	$ 37			32
Total ALLL balance	37	53	53	$ 47
Commercial Loans [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	$ 8	$ 11
Charge-offs
Recoveries
Provisions	$ (2)	$ (3)
ALLL balance at June 30	$ 6	8	11
Individually evaluated for impairment
Collectively evaluated for impairment	$ 6			$ 8
Total ALLL balance	$ 6	$ 11	$ 11	$ 8